SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended
	Jul. 27, 2026	Jul. 24, 2026	Jan. 31, 2025
Mr.Dan Teleman [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Annual bonus		$ 70
Chief Executive Officer [Member]
Subsequent Event [Line Items]
Stock options granted			318,856
Chief Executive Officer [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Annual bonus	$ 750
Annual base salary	$ 500
Stock options granted	35,000
Chief Executive Officer [Member] | Subsequent Event [Member] | Ordinary Warrants [Member]
Subsequent Event [Line Items]
Stock options granted	35,000
Vesting percentage	80.00%
Chief Executive Officer [Member] | Subsequent Event [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Subsequent Event [Line Items]
Stock options granted	210,000
Share options, excercise price	$ 3.50
Chief Executive Officer [Member] | Subsequent Event [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Subsequent Event [Line Items]
Stock options granted	17,500
Share options, excercise price	$ 4.25
Chief Executive Officer [Member] | Subsequent Event [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Subsequent Event [Line Items]
Share options, excercise price	$ 5.00